Inventories	6 Months Ended
Jun. 30, 2021
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of June 30, 2021 consisted of the following:

(in KUSD)	As of June 30, 2021
Raw materials	—
Work in process	7,411
Finished goods (1)	307
Total inventory	7,718

(1) Finished goods includes KUSD 9 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider.
The Company did not capitalize inventory costs as of December 31, 2020. See note 3, “Significant accounting policies” for further information.